AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 19, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 [ X ]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [ X ]

                                 AMENDMENT NO. 2

                                 MERRIMAC SERIES
               (Exact Name of Registrant as Specified in Charter)

                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 330-6413

                           Susan C. Mosher, Secretary
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Philip Newman, Esq.
                          Goodwin, Procter & Hoar, LLP
                                 Exchange Place
                                Boston, MA 02109

Merrimac Master Portfolio also executed this Registration Statement.

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[ ]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[X]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(2) of rule 485.

To:  The Securities and Exchange Commission

The Registrant submits this Post-Effective Amendment No. 3 to its Registration Statement under the Securities Act of 1933 (Registration No. 333-49693) and this Amendment No. 2 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-08741). This Post-Effective Amendment relates solely to the Merrimac U.S. Government Series. No information relating to any other series of the Registrant is amended or superseded hereby.

                MERRIMAC SERIES



                                                                PROSPECTUS
                                                               JUNE __, 1999





        MERRIMAC U.S. GOVERNMENT SERIES

    The Fund offers three classes of shares:
Premium Class, Institutional Class and Investment Class



































The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.



                                       CONTENTS

                                       THE FUND

WHAT EVERY INVESTOR                          RISK/RETURN SUMMARY           3
SHOULD KNOW ABOUT                            THE FUND'S INVESTMENTS        6
THE FUND                                     THE FUND'S MANAGEMENT         7



INFORMATION FOR                        YOUR INVESTMENT
MANAGING YOUR
FUND ACCOUNT
                                             SHAREHOLDER INFORMATION
                                             Purchases                     7
                                             Redemptions                   8
                                             Valuation of Shares           9
                                             Dividends and Distributions  10
                                             Federal Taxes                10


APPENDIX A                             DESCRIPTION OF SECURITIES IN WHICH
                                       THE PORTFOLIO CAN INVEST


WHERE TO FIND MORE INFORMATION
ABOUT MERRIMAC SERIES                  FOR MORE INFORMATION

                                             BACK COVER

                                       2

                              RISK/RETURN SUMMARY

The following information is only a summary of important information that you should know about Merrimac U.S. Government Series (the Fund), a series of Merrimac Series (the Trust). More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI) and should be read in addition to this summary. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which it invests all of its assets in the Merrimac U.S. Government Portfolio (the Portfolio), a corresponding series of Merrimac Master Portfolio (the Master Portfolio). The Fund and its corresponding Portfolio have substantially the same investment objective and investment policies.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. (AAM), the subadviser of the Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments.

In view of the risks inherent in all  investments  in  securities,  there is no
assurance  that  the  Fund's  objective  will  be  achieved.   See  THE  FUND'S
INVESTMENTS for more information.

MAIN RISK OF INVESTING IN THE FUND

The primary risk in investing in the Fund is interest rate risk.

O INTEREST RATE risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share net asset value (NAV). The Fund always seeks to maintain a constant NAV of $1.00 per share.

Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

IS THE FUND FOR YOU?

The Fund may be appropriate as part of your investment portfolio if......

O  You need to preserve principal.
O  You want a short-term, low-risk investment.

The Fund may not be appropriate as part of your investment portfolio if......

O  You need a high total return to achieve your goals.
O  You seek long-term growth as your primary goal.

COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE?

Yes, it could. The Fund is managed in accordance with strict Securities and Exchange Commission guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

TOTAL RETURN

The Fund is newly operational and therefore does not have total return information for the period ended December 31, 1998. For the Fund's most current yield information you may call 1-888-MERRMAC.

Performance information should be considered in light of the Fund's investment objective and policies and market conditions. Historical performance does not necessarily indicate what will happen in the future.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES - FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer your bank may charge you a fee.

ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Fund expenses are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as legal, accounting and printing services. The figures below show estimated expenses for the current fiscal year, and are calculated as a percentage of estimated average net assets.



                                        Premium     Institutional   Investment
                                        Class       Class           Class

-------------------------------------------------------------------------------
Management Fees                         0.17%        0.17%            0.17%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees               None         None             0.25%
-------------------------------------------------------------------------------
Shareholder Servicing Fees              None         0.25%            0.25%
-------------------------------------------------------------------------------
Other Expenses                          0.13%        0.13%            0.13%
                                        ----         ----             ----
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1) 0.30%        0.55%            0.80%
                                        ----         ----             ----
                                        ----         ----             ----
-------------------------------------------------------------------------------

     (1) This table and the Example below reflect the Fund's own estimated expenses and the Fund's share of the Portfolio's expenses.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        ONE YEAR       THREE YEARS
                                        --------       -----------

PREMIUM CLASS                             $31              $97
INSTITUTIONAL CLASS                        56              176
INVESTMENT CLASS                           82              255


                            THE FUND'S INVESTMENTS

Principal Investment Strategies and Risks


Q  What is the Fund's principal investment strategy?

A The Fund's principal investment strategy is to invest the Fund's share of the Portfolio's assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

Q Into what types of money market instruments will the Fund's assets be invested?

A The Portfolio may invest in direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds and in securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments. Further description of these securities is found in Appendix A.

Q  Are there any limits on how much that can be invested in one issuer?

A No. The Portfolio is not limited with respect to purchases of securities issued by the U.S. Government or its agencies.

Q  Will the Fund always maintain a net asset value of $1 per share?

A While AAM will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that they will be able to do so. The shares are neither insured nor guaranteed by the U.S. Government. As such, the Fund carries some risk. There is a risk that rising interest rates will cause the value of the Portfolio's securities to decline. In accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), AAM is required to minimize interest rate risk by limiting the maturity of each security to 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less.

Q  How are the decisions to buy or sell securities made?

A Factors are balanced such as the Portfolio's objective of maximizing current income while maintaining safety and liquidity. AAM utilizes a two-pronged investment approach to the Portfolio. The first is a fundamental view of the economic environment, coupled with a technical analysis of the U.S. Government and repurchase agreement markets.

                             THE FUND'S MANAGEMENT

INVESTMENT ADVISER

The Fund has not retained the services of an investment adviser because the Fund invests all of its investable assets in its corresponding Portfolio. The Portfolio has retained the services of Investors Bank & Trust Company (Investors Bank) as investment adviser. Investors Bank continuously reviews and supervises the Portfolio's investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by the Board of Trustees. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser on November 21, 1996. The Portfolio pays Investors Bank a unitary fee for servicing the Portfolio as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets of the Portfolio.

INVESTMENT SUB-ADVISER

Allmerica Asset Management, Inc. (AAM) serves as investment sub-adviser to the Portfolio. AAM manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and Investors Bank. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation. AAM receives a fee from Investors Bank (and not from the Portfolio) for its services as investment sub-adviser.


                            SHAREHOLDER INFORMATION

PURCHASES

GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor, Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the net asset value (NAV) per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Fund's Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Fund is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum initial investment for Institutional Class and Investment Class shares is $10,000. Subsequent purchases may be in any amount. The Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, the Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                        Investors Bank & Trust Company
                               ABA #: 011001438
                     Attn: Merrimac U.S. Government Series
                               DDA #: 717171333
                                Name of Account
                                   Account #
                                Amount of Wire:

A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form by 4:00 p.m. (ET) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open. Purchase orders received after 4:00 p.m. (ET) will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day. Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Fund may limit the amount of a purchase order received between 3:00 p.m. (ET) and 4:00 p.m. (ET).

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET).

The Fund reserves the right in its sole discretion: (i) to suspend the offering of the Fund's shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

REDEMPTIONS

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

Shareholder redemption requests received after 4:00 p.m. (ET) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests placed between 3:00 p.m. and 4:00 p.m. (ET) may only be placed by telephone.

The Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC. The Fund reserves the right to postpone payments for redemption requests received between 3:00 p.m. and 4:00 p.m. (ET) until the next Business Day.

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET).

A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application), the name of the shareholder and the shareholder's account number.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate.

REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank, ATTN:
Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered, signed exactly as the shares are registered. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of the Fund on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

No bank instruction changes will be accepted over the telephone. See REDEMPTION BY WIRE for information on how to change bank instructions.

VALUATION OF SHARES

The Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET). Securities purchased by the Portfolio are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

FEDERAL TAXES



-------------------------------------------------------------------------------
            TRANSACTIONS          |          TAX STATUS
                                  |
-------------------------------------------------------------------------------
Sales or exchanges of shares.     |  Usually capital gain or loss.  Tax rate
                                  |  depends on how long shares are held.
                                  |
-------------------------------------------------------------------------------
Distributions of long-term capital|  Taxable as long-term capital gain.
gain.                             |
                                  |
-------------------------------------------------------------------------------
Distributions of short-term       |  Taxable as ordinary income.
capital gain.                     |
                                  |
-------------------------------------------------------------------------------
Dividends from net investment     |  Taxable as ordinary income.
income.                           |
                                  |
-------------------------------------------------------------------------------



Every January, the Fund provides information to its shareholders about the Fund's dividends and distributions, which are taxable even if reinvested, and about the shareholders; redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax. Shareholders should generally avoid investing in the Fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment. Shareholders should consult their tax advisers about their own particular tax situations.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Assets of the Premium Class shares of the Fund are not subject to a 12b-1 (Distribution) or shareholder servicing fee. Assets of the Institutional Class shares of the Fund are subject to a shareholder servicing fee of up to 0.25% of average net assets (ANA). Assets of the Investment Class shares of the Fund are subject to a shareholder servicing fee and a Distribution fee each up to 0.25% of ANA.

The Institutional and Investment Class of the Fund offers shares through certain financial intermediaries, including Investors Bank (Service Organizations), which have entered into shareholder servicing agreements with the Fund. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares of the Fund. Under the Distribution Plan, the Distribution Agent is entitled to receive a fee (as set forth above) from the Fund with respect to the assets contributed to such Fund by shareholders who are clients or customers of the Distribution Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Trust may cost more than paying other types of sales charges.

MASTER/FEEDER STRUCTURE

The Fund is a "feeder" fund that invests exclusively in a corresponding "master" portfolio with an identical investment objective. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

YEAR 2000 READINESS

Like other mutual funds, governmental and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Investors Bank, AAM and other service providers do not properly process and calculate date-related information from and after January 1, 2000. Each of the above entities is taking steps that it believes are reasonably designed to address Year 2000 Readiness with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

SECURITIES LENDING. The Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less then that available in the market at delivery. The purchase of securities on a when-issued or delayed delivery basis has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market, and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. The Portfolio generally will not pay for such securities or earn interest on them until received. The Portfolio will only purchase when-issued and delayed delivery securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, the Portfolio may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.

ZERO COUPON  SECURITIES.  The Portfolio  may invest in zero coupon  securities.
Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. The Portfolio may also invest in zero coupon treasury securities.

For investors who want more information about the Trust, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Trust and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL   REPORTS:   The  Fund's  and  the  Portfolio's  annual  and
semi-annual reports provide additional information about the Portfolio's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund at 1-888-MERRMAC.

You can view the Fund's SAI and the reports at the Public Reference Room of the Securities and Exchange Commission (SEC).

For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-6009. You can also call 1-800-SEC-0330.

You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.






                        Merrimac U.S. Government Series




                                      Investment Company Act file no. 811-08741

                                MERRIMAC SERIES

                        Merrimac U.S. Government Series

                      STATEMENT OF ADDITIONAL INFORMATION
                                 June __, 1999

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac U.S. Government Series dated June __, 1999. You can get a free copy of the Prospectus for the Merrimac U.S. Government Series or the most recent annual and semi-annual reports, request other information and discuss your questions about the Merrimac U.S. Government Series by contacting Merrimac Series at 1-888-MERRMAC.

You can view the Fund's Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission ("SEC").

You can get text-only copies for a fee by calling the SEC at 1-800-SEC-0330 or for free from the SEC's Internet website at http://www.sec.gov.


                               TABLE OF CONTENTS



                                 Page                                 Page

Fund History                       2     Capital Stock                 10
Description of the Fund, Its             Purchase, Redemption and
 Investments and Risks             2     Valuation of Shares           12
 Classification                    2      Purchase and Redemption of
 Investment Strategies and Risks   3      Shares                       12
 Fund Policies                     4      Valuation of Shares          12
Management of the Trust            5     Taxation of the Trust         13
Investment Advisory and Other            Independent Auditors          15
 Services                          7     Counsel                       15
 Investment Adviser and Subadviser 7     Appendix                      16
 Distributor                       8
 Distribution and Shareholder
  Servicing Plans                  9
 Administrator, Transfer Agent,
  Custodian and Fund Accountant    9
Brokerage Allocation and Other
Practices                         10


                                 FUND HISTORY

Merrimac U. S. Government Series (the "Fund") is a series or sub-trust of Merrimac Series (the "Trust"). The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940 Act (the "1940 Act"). The Trust is composed of four other series which are not part of this SAI.

The Merrimac U.S. Government Portfolio (the "Portfolio") is a series or sub-trust of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's current Prospectus dated June __, 1999, (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-MERRMAC. This SAI is not an offer of the Fund for which an investor has not received a Prospectus.

              DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

CLASSIFICATION

The Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. The Fund invests all of its investable assets in the U.S. Government Portfolio. The Fund is sometimes referred to in this SAI as a feeder fund.

The Portfolio has the same investment objective and restrictions as the Fund. Because the feeder fund invests all of its investable assets in the Portfolio, the description of the Fund's investment policies, techniques, specific investments and related risks that follows also applies to the Portfolio.

In addition to the feeder fund, other feeder funds may invest in the Portfolio, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of the Portfolio that is not approved by the Trust's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS

MONEY  MARKET   INSTRUMENTS  AND  REPURCHASE   AGREEMENTS.   The  money  market
instruments in which the Portfolio invests include short-term U.S. Government securities (defined below) and repurchase agreements.

U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

A repurchase agreement is an agreement under which the Portfolio acquires money market instruments (U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by the Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with the Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Portfolio at a time when their market value has declined, the Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Portfolio are collateral for a loan by the Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

"WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES. The Portfolio may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although the Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Portfolio may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser.

Unless the Portfolio has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Portfolio's commitment will be segregated with the Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued", "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

FUND POLICIES

The Fund and the Portfolio have adopted the following fundamental policies. The Fund and Portfolio fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of
(i) 67% or more of the voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio.

As a matter of fundamental policy, the Fund (Portfolio) may not:

        (1) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing  does not  exceed an amount  equal to 33 1/3% of the  current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

        (2) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

        (3) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that the Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Portfolio's total assets;

        (4) engage in the business of underwriting the securities issued by others, except that the Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

        (5) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

        (6) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that the Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolio (Fund) will not constitute a violation of the restriction. The above restrictions also apply to the Fund, with the exception that the Fund may invest all of its investable assets without limitation in the Portfolio.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Fund rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Fund are delegated to their Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

TRUSTEES AND OFFICERS. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

TRUSTEES AND OFFICERS OF THE TRUST

KEVIN J. SHEEHAN, TRUSTEE*, 6/22/51, Director 1990 - present, President June 1992 - present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995
- present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1998 - present, Director and Principal, Triad Investment Management Company June 1997 - June 1998, Vice President, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) June 1993 - January 1996.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 - March 1996, Bankers Trust Company.

GEORGE A. RIO, PRESIDENT, 1/2/55, Executive Vice President, Client Service Director of Funds Distributor, Inc., April 1998 - present; Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds, June 1995 March 1998; Director of Business Development for First Data Corporation, May 1994 - June 1995; Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, September 1983 - May 1994.

PAUL J. JASINSKI, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1995 - present, Associate Counsel, 440 Financial Group of Worcester, Inc., 1993 - 1995.

ANDREW S. JOSEF, ASSISTANT SECRETARY, 2/25/64, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1997 - present, Senior Associate, Sullivan & Worcester LLP, 1995 - 1997, Associate, Goodwin, Procter & Hoar 1993 - 1995.

TRUSTEES AND OFFICERS OF THE PORTFOLIO TRUST

KEVIN J. SHEEHAN, TRUSTEE**,  6/22/51, Director since 1990, President June 1992
- present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995 - present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1998 - present, Director and Principal, Triad Investment Management Company June 1997 - June 1998, Vice President, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) June 1993 - January 1996.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 - March 1996, Bankers Trust Company.

PAUL J. JASINSKI, PRESIDENT, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

TIMOTHY J. COYNE, VICE PRESIDENT, 5/9/67, Director, Corporate Marketing, Investors Bank & Trust Company, 1997 - present, Vice President, Corporate Sales, Dreyfus Corporation, 1995 - 1997, Assistant Vice President, Concord Financial Corp., 1992 - 1995.

CHRISTOPHER J. QUINN, ASSISTANT VICE PRESIDENT, 5/6/66, Manager, Advisory Client Services, Investors Bank & Trust Company, 1996 - present, Service Specialist Mutual Funds, Fleet Bank, 1994 - 1996, Executive Sales Assistant, Concord Financial Corp., 1993 - 1994.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1995 - present, Associate Counsel, 440 Financial Group of Worcester, Inc., 1993 - 1995.

ANDREW S. JOSEF, ASSISTANT SECRETARY, 2/25/64, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1997 - present, Senior Associate, Sullivan & Worcester LLP, 1995 - 1997, Associate, Goodwin, Procter & Hoar 1993 - 1995.

RAYMOND O'NEILL, ASSISTANT TREASURER AND ASSISTANT SECRETARY, 4/12/62, Managing Director, IBT Trust & Custodial Services (Ireland) LMTD, 1994 - present; Vice President, Atlantic Corporate Management Limited, 1991 - 1994.



*Indicates  that the Trustee is an "interested  person" of the Trust as defined in the 1940 Act.
**Indicates that the Trustee is an "interested person" of the Portfolio Trust as defined in the 1940 Act.

COMPENSATION OF THE TRUSTEES AND OFFICERS. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank or the Distributor.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. The Fund bears its pro rata allocation of Trustees' fees paid by the Portfolio to the Trustees of the Portfolio Trust. The Trustees of the Trust are paid an annual retainer of $3,000, payable in equal quarterly installments, which retainer shall increase by $1,000 per series of the Trust beyond the initial three series. The following table reflects the compensation paid by the Trust, by the Portfolio Trust and by another related open end investment company, to each Trustee for the fiscal period ended December 31, 1998.



                  Aggregate        Pension or Retirement    Total Compensation
                  Compensation     Benefits Accrued as      From Trust and Fund
Name of Trustee   From the Trust   Part of Fund's Expenses  Complex *
---------------   --------------   -----------------------  ---------

Kevin J. Sheehan       $0                    $0                     $0

Francis J. Gaul,
Jr.                  $1,167                  $0                  $25,000

Edward F. Hines,
Jr.                  $1,167                  $0                  $25,000

Thomas E. Sinton     $1,167                  $0                  $25,000


*Fund Complex  consists of the Trust,  the Portfolio Trust, the Merrimac Global
Cash Fund and the Merrimac Funds, comprising eight series as of December 31, 1998.



                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUBADVISER

The Portfolio retains Investors Bank & Trust Company ("Investors Bank" or the "Adviser") as its investment adviser. The Investment Adviser Agreement (the "Adviser Agreement") between Investors Bank and the Portfolio provides that Investors Bank will manage the operations of the Portfolio, subject to the policies established by the Board of Trustees of the Trust. Investors Bank also provides office space, facilities, equipment and personnel necessary to supervise the Portfolio's operations and pays the compensation of such Portfolio's officers, employees and directors affiliated with Investors Bank. The Portfolio pays Investors Bank a unitary fee for servicing the Portfolio as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolio pays Investors Bank under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

The Portfolio pays Investors Bank a fee for its services. As of December 31, 1998, the Portfolio had not yet commenced operations.

Pursuant  to  an  Investment   Sub-Adviser   Agreement  (the  "AAM  Sub-Adviser
Agreement"), Investors Bank has retained Allmerica Asset Management, Inc. ("AAM") as sub-adviser to the Portfolio. AAM is compensated by Investors Bank at no additional cost to the Portfolio. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, AAM furnishes to the Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Portfolio. AAM is rendered an annual fee, computed and paid monthly, based on the average daily net assets ("ANA") of the Portfolio according to the following schedule: 0.09% on the first $500 million in assets; 0.07% on the next $500 million in assets, and 0.06% on assets exceeding $1 billion. As of December 31, 1998, the Portfolio had not yet commenced operations.

The Portfolio bears the expense of its operations other than those incurred by AAM. Among the other expenses, the Portfolio pays share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

DISTRIBUTOR

Shares of the Fund are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated June 1, 1998. The Distributor makes itself available to receive purchase orders for the Fund's shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. The Distributor receives no commissions or other compensation from the Fund for its services, but receives compensation from Investors Bank for services it performs in acting as the Fund's Distributor.

Funds Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class of shares of the Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from the Fund at an annual rate not to exceed 0.25% of the ANA of the Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will initially be effective for one year from its effective date. Thereafter, the Distribution Plan shall continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees.") The Distribution Plan may be terminated at any time by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding voting shares of the Fund.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and Investment Class shares of the Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Fund and its shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from the Fund at an annual rate not to exceed 0.25% of the ANA of the Fund.

The Servicing Plan will initially be effective for one year from its effective date. Thereafter, the Servicing Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Trustees. The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the outstanding voting shares of the Fund. The Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of the Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank serves as Administrator to the Fund and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Portfolio. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank also serves as transfer and dividend paying agent for the Fund and IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as transfer and dividend paying agent for the Portfolio. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for the Fund and IBT Canada is responsible for maintaining records of holders in interest and for the payment of distributions for the Portfolio.

Investors Bank also acts as custodian for the Fund and for the Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Fund and the Portfolio as required by the 1940 Act. IBT Canada also serves as fund accounting agent for the Fund and the Portfolio. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for the Fund and Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Portfolio pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.17% of the ANA of the Portfolio. For its services as Administrator, Transfer

Agent, Custodian and Fund Accounting Agent, the Fund pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of the Fund.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolio usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by AAM in its best judgment and in a manner deemed to be in the best interest of the Fund and the other investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by AAM. If, however, the Portfolio and other accounts managed by AAM are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other accounts managed by AAM occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                                 CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of the Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of the Fund has equal voting rights with every other share of the Fund, and all shares of the Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in the Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in such Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio.


                 PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolio has advised the Trust that the Portfolio will not redeem in-kind except in circumstances in which the Fund is permitted to redeem in-kind or except in the event the Fund completely withdraws its interest from the Portfolio.

VALUATION OF SHARES

The following is a description of the procedures used by the Fund in valuing its assets.

The investment securities in the Portfolio are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of the Fund at $1.00; however, there can be no assurance that the Fund's NAV will always remain at $1.00 per share.

                             TAXATION OF THE TRUST

The Fund is treated as a separate entity for accounting and tax purposes. The Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company"

("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

The Portfolio is treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of the Fund, the Fund will distribute net realized capital gains. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

If the Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Fund to pass through to their shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of the Portfolio's investments, no portion of the Fund's distributions will generally qualify for the dividends received deduction. The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of the Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

                        CALCULATION OF PERFORMANCE DATA

From time to time, the Fund may quote its "yield" and "effective yield" in advertisements, reports and other communications to shareholders and compare its performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

YIELD

The current yield for the Fund is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

EFFECTIVE YIELD

In addition, the Fund may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

    Effective Yield = [( Base Period return +1 ) (365/7 exponentional power)] - 1 (I.E., adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the  account  reflects  the value of  additional
shares,   but  does  not  include  realized  gains  and  losses  or  unrealized appreciation and depreciation.

                             INDEPENDENT AUDITORS

Ernst & Young LLP serves as the independent auditors to the Trust and the Portfolio Trust.

                                    COUNSEL

Goodwin, Procter & Hoar LLP serves as counsel to the Trust and the Portfolio Trust.

                                   APPENDIX

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's Investors Service ("Moody's") debt instrument ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's Ratings Service ("Standard & Poor's"), debt instrument ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

THOMSON BANK WATCH SHORT-TERM DEBT RATINGS

Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

O  Government Guarantees

O  Government Or Quasi-Government Ownership Or Control

O  The Degree Of Concentration In The Banking System

O  Government Precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1                                                                      LC-1
       The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2                                                                      LC-2
       The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3                                                                      LC-3
       The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4                                                                      LC-4
       The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

THOMSON BANK WATCH LONG-TERM DEBT RATINGS

Long-Term Debt Ratings assigned by Thomson Bank Watch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what is believed to be short-term performance aberrations.

Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. Thomson Bank Watch Long-Term Debt Ratings are based on the following scale:

INVESTMENT GRADE

AAA                                                                      LC-AAA
       Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA                                                                        LC-AA
       Indicates a very strong ability to repay principal and interest on a timely basis, within limited incremental risk compared to issues rated in the highest category.

A                                                                          LC-A
       Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB                                                                      LC-BBB
       The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB                                                                        LC-BB
       While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B                                                                          LC-B
       Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC                                                                      LC-CCC
       Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC                                                                        LC-CC
       CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D                                                                          LC-D
        Default

                                     PART C

ITEM 23. EXHIBITS:

(a)  (1)  Master Trust Agreement, effective as of March 30, 1998(1)
     (2)  Amendment No. 1 to the Master Trust Agreement(3)
     (3)  Amendment No. 2 to the Master Trust Agreement

(b)  By-Laws(1)

(c)  Not Applicable

(d) (1) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")(Cash Portfolio)(1)

     (2) Investment Adviser Agreement between Standish, Ayer & Wood Master Portfolio and Standish, Ayer and Wood, Inc. ("Standish")(STAR Portfolio)(1)

     (3) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Portfolio)(3)

     (4) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Plus Portfolio)(4)

     (5) Form of Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (U.S. Government Portfolio)

     (6) Investment Sub-Adviser Agreement between Investors Bank and Allmerica Asset Management, Inc. (Cash Portfolio)(3)

     (7) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Portfolio)(4)

     (8) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Plus Portfolio)(4)

     (9) Form of Investment Sub-Adviser Agreement between Investors Bank and Allmerica Asset Management, Inc. (U.S. Government Portfolio)

(e) Distribution Agreement between Registrant and Funds Distributor Inc. ("Funds Distributor")(3)

(f)  Not Applicable

(g)  Custodian Agreement between Registrant and Investors Bank(3)

(h)  (1)  Administration Agreement between Registrant and Investors Bank(3)

     (2) Transfer Agency and Service Agreement between Registrant and Investors Bank(2)

     (3) Third Party Feeder Fund Agreement among Registrant, Standish, Ayer & Wood Master Portfolio, Investors Bank and Standish(4)

     (4)  Agreement between Funds Distributor and Investors Bank(2)

(i)  (1)  Opinion of Counsel(2)

     (2)  Opinion of Counsel(3)

     (3)  Opinion of Counsel

(j)  Not Applicable

(k)  Not Applicable

(l)  Purchase Agreement(2)

(m) (1)  Shareholder Servicing Plan with respect to Institutional Class
         Shares(2)

    (2)  Shareholder Servicing Plan with respect to Investment Class Shares(2)

    (3) Shareholder Servicing Agreement with respect to Institutional Class Shares(2)

    (4) Form of Shareholder Servicing Agreement with respect to Investment Class Shares(1)

    (5)  Distribution Plan with respect to Investment Class Shares(2)

(n)  None

(o)  Multiple Class Expense Allocation Plan (Rule 18f-3)(2)

(1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).

(2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18, 1998 (Accession No. 0001029869-98-000820).

(3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed October 30, 1998 (Accession No. 0001029869-98-001219).

(4) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed February 25, 1999 (Accession No. 0000897436-99-000033).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

A list of all persons directly or indirectly under common control with the Registrant which indicates principal business of each such company referenced is incorporated herein by reference to Item 25 of the Registration Statement on Form N-1A (File No. 811-07941), as filed electronically with the Securities and Exchange Commission on March 28, 1997.

ITEM 25.  INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending, mutual fund administration and investment advisory services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. The business, profession, vocation or employment of a substantial nature that each director or officer of Investors Bank is or has been, at any time during the past two fiscal years, engaged in for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

                                                       Business and Other
                                                       Positions Within
Name                      Position with Adviser        Last Two Years
----                      ---------------------        --------------

Kevin J. Sheehan          President & Chief            President since June
                          Executive Officer            1992;Chief Executive
                                                       Officer since June 1995

Michael F. Rogers         Executive Vice               since September 1993
                          President

Karen C. Keenan           Senior Vice President &      Treasurer since
                          Chief Financial Officer      September 1997; and
                                                       Treasurer, Senior Vice
                                                       President and Chief
                                                       Financial Officer since
                                                       June 1995

Edmund J. Maroney         Senior Vice President --     since July 1991
                          Technology

Robert D. Mancuso         Senior Vice President --     since September 1993
                          Marketing and Client
                          Services

David F. Flynn            Senior Vice President --     since April 1992
                          Lending

John E. Henry             General Counsel &            since January 1997;
                          Secretary                    General Counsel &
                                                       Assistant Secretary
                                                       since February 1996

James M. Oates            Director                     Chairman of IBEX
                                                       Capital Markets, LLC
                                                       since 1996; Managing
                                                       Director of The Wydown

                                                       Group 1994-1996

Thomas P. McDermott       Director                     Managing Director of
                                                       TPM Associates since
                                                       1994

Frank B. Condon           Director                     Chief Executive
                                                       Officer & Chairman of
                                                       The Woodstock
                                                       Corporation from 1993
                                                       to April 1997

Phyllis S. Swersky        Director                     President of the
                                                       Meltech Group since
                                                       1995; President &
                                                       Chief Executive
                                                       Officer of The NET
                                                       Collaborative from
                                                       1996 to 1997

Donald G. Friedl          Director                     President of All
                                                       Seasons Services from
                                                       1986 to January 1997

Robert B. Fraser          Director                     Retired, Formerly,
                                                       Chairman of Goodwin,
                                                       Procter & Hoar, L.L.P.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Funds Distributor acts as principal underwriter for the following investment companies.

        American Century California Tax-Free and Municipal Funds
        American Century Capital Portfolios, Inc.
        American Century Government Income Trust
        American Century International Bond Funds
        American Century Investment Trust
        American Century Municipal Trust
        American Century Mutual Funds, Inc.
        American Century Premium Reserves, Inc.
        American Century Quantitative Equity Funds
        American Century Strategic Asset Allocations, Inc.
        American Century Target Maturities Trust
        American Century Variable Portfolios, Inc.
        American Century World Mutual Funds, Inc.
        The Brinson Funds
        Dresdner RCM Capital Funds, Inc.

        Dresdner RCM Equity Funds, Inc.
        Harris Insight Funds Trust
        HT Insight Funds, Inc. d/b/a Harris Insight Funds
        J.P. Morgan Institutional Funds
        J.P. Morgan Funds
        JPM Series Trust
        JPM Series Trust II
        Kobrick-Cendant Investment Trust
        LaSalle Partners Funds, Inc.
        Merrimac Series
        Monetta Fund, Inc.
        Monetta Trust
        The Montgomery Funds I
        The Montgomery Funds II
        The Munder Framlington Funds Trust
        The Munder Funds Trust
        The Munder Funds, Inc.
        National Investors Cash Management Fund, Inc.
        Orbitex Group of Funds
        SG Cowen Funds, Inc.
        SG Cowen Income & Growth Fund, Inc.
        SG Cowen Standby Reserve Fund, Inc.
        SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
        SG Cowen Series Funds, Inc.
        St. Clair Funds, Inc.
        The Skyline Funds
        Waterhouse Investors Family of Funds, Inc.
        WEBS Index Fund, Inc.

Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachustts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

    (b) The following is a list of the executive officers, directors and partners of Funds Distributor:

     Director, President and Chief Executive Officer - Marie E. Connolly Executive Vice President - George A. Rio
     Executive Vice President - Donald R. Roberson
     Executive Vice President - William S. Nichols
     Senior Vice President, General Counsel, Chief Compliance Officer, Secretary and Clerk - Margaret W. Chambers
     Senior Vice President - Michael S. Petrucelli
     Director, Senior Vice President, Treasurer and Chief Financial Officer - Joseph F. Tower, III
     Senior Vice President - Paula R. David
     Senior Vice President - Gary S. MacDonald
     Senior Vice President - Judith K. Benson
     Chairman and Director - William J. Nutt

     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series and the Merrimac U.S. Government Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio and the Merrimac U.S. Government Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Investment  Adviser to the Merrimac  Cash  Portfolio,  the  Merrimac  Treasury
Portfolio, the Merrimac Treasury Plus Portfolio and the Merrimac U.S. Government Portfolio; Administrator and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios).

Allmerica Asset Management, Inc.
40 Lincoln Street
Worcester, Massachusetts 01653
(Investment Sub-Adviser to the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio)

M&I Investment Management Corp.
1000 North Water Street
Milwaukee, Wisconsin 53202-6629
(Investment Sub-Adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio)

IBT Trust & Custodial Services (Ireland) LMTD
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800
P.O. Box 231
Toronto, CA M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Not Applicable.

SIGNATURES

Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 19th day of March, 1999.

MERRIMAC MASTER PORTFOLIO

By   /s/ PAUL J. JASINSKI
     ---------------------
     Paul J. Jasinski
     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 19th day of March, 1999.

        /s/ PAUL J. JASINSKI
        --------------------
        Paul J. Jasinski
        President, Treasurer and Chief Financial Officer
        of the Portfolio Trust

        /s/ KEVIN J. SHEEHAN*
        ---------------------
        Kevin J. Sheehan
        Trustee of the Portfolio Trust

        /s/ THOMAS E. SINTON*
        ---------------------
        Thomas E. Sinton
        Trustee of the Portfolio Trust

        /s/ FRANCIS J. GAUL, JR.*
        -------------------------
        Francis J. Gaul, Jr.
        Trustee of the Portfolio Trust

        /s/ EDWARD F. HINES, JR.*
        -------------------------
        Edward F. Hines, Jr.
        Trustee of the Portfolio Trust

*By     /s/ SUSAN C. MOSHER
        -------------------
        Susan C. Mosher
        as attorney-in-fact

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Merrimac Series (the "Trust") has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 19th day of March, 1999.

MERRIMAC SERIES

By   /s/ George A. Rio
     ------------------
     George A. Rio
     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 19th day of March, 1999.

        /s/ George A. Rio
        -----------------
        George A. Rio
        President of the Trust

        /s/ Paul J. Jasinski
        --------------------
        Paul J. Jasinski
        Treasurer and Chief Financial Officer of the Trust

        /s/ Kevin J. Sheehan*
        ---------------------
        Kevin J. Sheehan
        Trustee of the Trust

        /s/ Francis J. Gaul, Jr.*
        -------------------------
        Francis J. Gaul, Jr.
        Trustee of the Trust

        /s/ Edward F. Hines, Jr.*
        -------------------------
        Edward F. Hines, Jr.
        Trustee of the Trust

        /s/ Thomas E. Sinton*
        ---------------------
        Thomas E. Sinton
        Trustee of the Trust

*By     /s/ Susan C. Mosher
        -------------------
        Susan C. Mosher
        as attorney-in-fact

                                MERRIMAC SERIES

                                 EXHIBIT INDEX

Exhibit No.                   Exhibit                                    Page
-----------                   -------                                    ----

EX-99.a(3)                    Amendment No. 2 to the Master Trust
                              Agreement

EX-99.d(5)                    Form of Investment Adviser Agreement

EX-99.d(9)                    Form of Investment Sub-Adviser Agreement

EX-99.i(3)                    Opinion of Counsel